Long Term Bank Loans (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Subtotal		$ 8,578,600	$ 7,411,564
Less: current maturities of long-term loan		(436,200)	(4,460,524)
Long-term loan-noncurrent portion		8,142,400	2,951,040
Long-term bank loan - Industrial and Commercial Bank of China ("ICBC") [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Subtotal	[1]		7,411,564
Long-term bank loan - Changjiang Li Autonomous County Rural Credit Cooperative Association ("CCCA") [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Subtotal	[2]	$ 8,578,600

[1]	In September 2013, REIT Changjiang entered into a line of credit agreement with ICBC, which allowed REIT Changjiang to borrow up to approximately $13.8 million (RMB 96 million) from ICBC for six years. The loan is used in the construction of REIT Changjiang's manufacturing plant. The loan bears a variable interest rate based on the prevailing interest rate for a 6-year loan set by the People's Bank of China at the time of borrowing, plus 29 basis points, adjusted every six months. During the year ended December 31, 2017, the Company repaid approximately $3.1 million (RMB 20.7 million). The remaining balance of approximately $7.4 million (RMB 48.2 million) was repaid in full as of December 31, 2018.
[2]	In June 2018, REIT Changjiang entered into a loan agreement with CCCA to borrow approximately $8.7 million (RMB $60 million) for expansion of its production facilities. The loan has a term of six years from June 19, 2018 to June 19, 2024 with a fixed interest rate of 7% per annum. REIT Changjiang has pledged its land use right of 306,000 square meters and construction in progress on this land, as well as certain production lines as collateral. RETO and Beijing REIT also pledged their shares in REIT Changjiang of 15.683% and 84.317%, respectively, as collateral to secure the loan. The loan is guaranteed by the CEO and principal shareholders of the Company. During the year ended December 31, 2018, the Company repaid approximately $0.1 million (RMB 1.0 million).